Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2018		$ 68,438	$ 7,886,598	$ (5,490,277)		$ 2,464,759
Balance, shares at Dec. 31, 2018		6,843,802
Common shares issued for cash		$ 208	82,792			83,000
Common shares issued for cash, shares		20,750
Common shares issued for services		$ 918	417,218			418,136
Common shares issued for services, shares		91,844
Stock-based compensation			340,674			340,674
Common shares issued for settlement of accounts payable to related party		$ 808	237,282			238,090
Common shares issued for settlement of accounts payable to related party, shares		80,772
Recapitalization under reverse merger	$ 1,937	$ 752,328	2,972,606	884		3,727,755
Recapitalization under reverse merger, shares	193,713	75,232,799
Beneficial Conversion Feature on convertible debt and restricted common shares		$ 10,500	895,862			906,362
Beneficial Conversion Feature on convertible debt and restricted common shares, shares		1,050,000
Common shares issued in conversion of warrants		$ 1,500	(1,380)			120
Common shares issued in conversion of warrants, shares		150,000
Acquisition of PointR	$ 845		15,239,947			15,240,792
Acquisition of PointR, shares	84,475
Derivative on debt
Common shares issued to investors		$ 6,000	114,000			120,000
Common shares issued to investors, shares		600,000
Net loss				(6,638,013)		(6,638,013)
Balance at Dec. 31, 2019	$ 2,782	$ 840,700	28,185,599	(12,127,406)		16,901,675
Balance, shares at Dec. 31, 2019	278,188	84,069,967
Stock-based compensation			2,147,591			2,147,591
Common shares issued upon partial conversion of debt		$ 39,621	681,443			721,064
Common shares issued upon partial conversion of debt, shares		3,962,145
Net loss				(4,657,894)		(4,657,894)
Balance at Mar. 31, 2020	$ 2,782	$ 880,321	31,014,633	(16,785,300)		15,112,436
Balance, shares at Mar. 31, 2020	278,188	88,032,112
Balance at Dec. 31, 2019	$ 2,782	$ 840,700	28,185,599	(12,127,406)		16,901,675
Balance, shares at Dec. 31, 2019	278,188	84,069,967
Stock-based compensation			2,147,591			2,147,591
Common shares issued upon partial conversion of debt		$ 65,319	1,008,247			1,073,566
Common shares issued upon partial conversion of debt, shares		6,531,945
Beneficial conversion feature on convertible debt			724,278			724,278
Warrants issued in connection with private placement			427,371			427,371
Increase in non-controlling interest from issuance of additional Edgepoint stock					1,178,158	1,178,158
Net loss				(9,502,602)	(469,204)	(9,971,806)
Balance at Dec. 31, 2020	$ 2,782	$ 906,019	32,493,086	(21,630,008)	708,954	12,480,833
Balance, shares at Dec. 31, 2020	278,188	90,601,912
Common shares issued for cash, shares	278,188
Common shares issued upon conversion of Preferred Stock	$ (2,782)	$ 2,781,878	(2,779,096)
Common shares issued upon conversion of Preferred Stock, shares	(278,188)	278,187,847
Common shares issued upon conversion of debt		$ 6,572	203,729			210,301
Common shares issued upon conversion of debt, shares		657,200
Beneficial conversion feature on convertible debt			605,719			605,719
Warrants issued in connection with private placement			166,575			166,575
Increase in non-controlling interest from issuance of additional Edgepoint stock					620,052	620,052
Net loss				(2,803,080)	(319,557)	(3,122,637)
Balance at Mar. 31, 2021		$ 3,694,469	$ 30,690,013	$ (24,433,088)	$ 1,009,449	$ 10,960,843
Balance, shares at Mar. 31, 2021		369,446,959